Defined Benefit Pension Plans Schedule of Significant Actuarial Weighted Average Assumptions Used in Determining the Benefit Obligation and Net Periodic Benefit Cost (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.51%	5.35%	5.60%
Expected annual rate of compensation	3.38%	3.35%	3.24%
Discount rate	5.35%	5.60%	6.12%
Expected rate of return on plan assets	4.00%	3.96%	4.06%
Expected annual rate of compensation	3.35%	3.24%	3.18%